UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.9%
Canada - 4.0%
60,800	Agrium Inc.	$2,548,736
402,800	Bombardier Inc. *	2,437,776
72,800	Nortel Networks Corp. *	1,575,392

	Total Canada	6,561,904

Cayman Islands - 0.5%
46,600	Silicon Motion Technology Corp., ADR *	852,780

Finland - 2.3%
74,350	Nokia Oyj (a)	2,131,386
75,800	UPM-Kymmene Oyj (a)	1,688,618

	Total Finland	3,820,004

France - 12.7%
123,600	Alcatel SA (a)	1,445,577
15,200	Compagnie Generale des Etablissements Michelin, Class B Shares (a)	1,992,762
40,900	European Aeronautic Defence & Space Co. (a)	1,241,796
73,300	France Telecom SA (a)	1,971,932
31,500	Sanofi-Aventis (a)	2,638,970
30,200	Technip SA (a)	2,459,899
58,700	Total SA (a)	4,652,842
46,900	Valeo SA (a)	2,431,335
51,000	Vivendi Universal SA (a)	2,168,953

	Total France	21,004,066

Germany - 12.1%
63,000	Bayerische Motoren Werke AG (a)	3,901,384
57,200	Deutsche Telekom AG, Registered Shares (a)	981,083
142,600	Infineon Technologies AG (a)*	2,357,604
20,500	Linde AG (a)	2,415,987
99,900	MLP AG (a)	1,756,928
14,300	MTU Aero Engines Holding AG (a)	975,620
80,000	Rhoen-Klinikum AG (a)	2,297,515
29,500	Siemens AG, Registered Shares (a)	3,714,869
62,100	Symrise AG (a)*	1,755,881

	Total Germany	20,156,871

Hong Kong - 3.2%
378,000	Cheung Kong Holdings Ltd. (a)	5,299,092

Ireland - 1.3%
53,000	Ryanair Holdings PLC, ADR *	2,198,970

Israel - 1.1%
43,900	Teva Pharmaceutical Industries Ltd., ADR	1,844,678

Italy - 0.6%
377,025	Telecom Italia SpA (a)	1,008,469

Japan - 16.1%
37,300	Asatsu-DK Inc. (a)	1,165,992
272	Central Japan Railway Co. (a)	2,809,518
59,700	Konami Corp. (a)	1,344,507
70,000	Millea Holdings Inc. (a)	2,756,892
204	Mitsubishi UFJ Financial Group Inc. (a)	2,165,270
140,000	Mitsubishi UFJ Securities Co., Ltd. (a)	1,501,051
720,000	Mizuho Investors Securities Co. Ltd. (a)	1,406,896
411,000	Nipponkoa Insurance Co., Ltd. (a)	3,735,199
52,600	Nitto Denko Corp. (a)	2,747,029
32,500	Secom Co., Ltd. (a)	1,422,597
75,800	Sony Corp. (a)	3,987,203

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
Japan - 16.1% (continued)
265,000	Tokyu Corp. (a)	$1,637,997

	Total Japan	26,680,151

Netherlands - 8.9%
126,000	Aegon NV (a)	2,291,472
30,000	Akzo Nobel NV (a)	2,474,835
70,000	Koninklijke Philips Electronics NV (a)	2,827,275
48,478	Royal Dutch Shell PLC, Class A Shares	1,904,382
38,400	Tele Atlas NV (a)*	1,092,457
161,600	Vedior NV, CVA (a)	4,188,688

	Total Netherlands	14,779,109

South Africa - 0.0%
3,930	Mondi Ltd. *	33,930

Switzerland - 6.3%
139,600	Clariant AG, Registered Shares (a)*	2,154,060
34,800	Compagnie Financiere Richemont AG (a)	2,180,265
26,200	Lonza Group AG, Registered Shares (a)	2,477,661
9,640	Nestle SA, Registered Shares (a)	3,681,930

	Total Switzerland	10,493,916

Taiwan - 2.4%
124,800	Advanced Semiconductor Engineering Inc., ADR *	818,688
163,462	Siliconware Precision Industries Co., ADR	1,575,777
512,600	United Microelectronics Corp., ADR	1,655,698

	Total Taiwan	4,050,163

Thailand - 0.8%
338,200	Bangkok Bank Public Co., Ltd., NVDR (a)	1,271,574

United Kingdom - 23.6%
74,700	Admiral Group PLC (a)	1,226,029
53,300	Amdocs Ltd. *	1,928,927
35,763	Anglo American PLC (a)	2,057,401
203,600	Barclays PLC (a)	2,863,750
193,200	BP PLC (a)	2,248,697
288,700	Brit Insurance Holdings PLC (a)	1,979,775
270,000	British Sky Broadcasting Group PLC (a)	3,634,931
222,400	Diageo PLC (a)	4,542,201
136,700	GlaxoSmithKline PLC (a)	3,495,486
325,900	International Power PLC (a)	2,714,675
9,825	Mondi PLC *	86,377
87,300	Northern Rock PLC (a)	1,422,617
303,800	Royal Bank of Scotland Group PLC (a)	3,644,134
933,122	Signet Group PLC (a)	1,843,306
164,100	Trinity Mirror PLC (a)	1,673,450
1,273,950	Vodafone Group PLC (a)	3,875,083

	Total United Kingdom	39,236,839

	TOTAL COMMON STOCKS (Cost - $156,056,181)	159,292,516

PREFERRED STOCKS - 2.3%
Germany - 2.3%
70,200	Henkel KGaA (a) (Cost - $3,779,186)	3,796,478

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $159,835,367)	163,088,994

SHORT-TERM INVESTMENT - 1.7%
Repurchase Agreement - 1.7%
$2,906,000	State Street Bank & Trust Co., dated 7/31/07, 4.640% due 8/1/07; Proceeds due at maturity - $2,906,375; (Fully collateralized by U.S. Treasury Bond, 7.125% due 2/15/23; Market value - $2,965,095 (Cost - $2,906,000)	$2,906,000

	TOTAL INVESTMENTS - 99.9% (Cost - $162,741,367#)	165,994,994
	Other Assets in Excess of Liabilities - 0.1%	141,003

	TOTAL NET ASSETS — 100.0%	$166,135,997

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Sector **

Financials	20.1%
Consumer Discretionary	16.7
Industrials	13.1
Materials	11.3
Information Technology	9.4
Consumer Staples	8.3
Energy	6.8
Health Care	6.2
Telecommunications	4.7
Utility	1.6
Short -Term Investment	1.8
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2007 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable International All Cap Opportunity Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or though eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,657,236
Gross unrealized depreciation	(7,403,609)

Net unrealized appreciation	$3,253,627

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2007